Fair Value Disclosures - Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans held for sale
Aggregate Fair Value	$ 26,518	$ 55,470	$ 92,434
Difference	(2,342)	1,051	3,856
Contractual Principal	$ 28,860	$ 54,419	$ 88,578